UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4786
Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Radolph Street
Suite 2900
Chicago, Illinois, 60601
(Address of principal executive offices) (Zip code)
Emma Rodriguez-Ayala, Esq.
200 East Randolph Street
Suite 2900
Chicago, Illinois 60601
(Name and address of agent for service)
with a copy to:
Paulita Pike, Esq.
Ropes & Gray LLP
191 North Wacker Drive
32nd Floor
Chicago, Illinois 60606
Registrant's telephone number, including area code:
(312) 726-0140
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.

Ariel Fund
Investor Class/ARGFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$47	0.99%
Key Fund Statistics
Net assets	$2,413,910,358
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Fund
Institutional Class/ARAIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$32	0.68%
Key Fund Statistics
Net assets	$2,413,910,358
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Appreciation Fund
Investor Class/CAAPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$54	1.13%
Key Fund Statistics
Net assets	$849,158,929
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Appreciation Fund
Institutional Class/CAAIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$39	0.82%
Key Fund Statistics
Net assets	$849,158,929
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Focus Fund
Investor Class/ARFFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$49	1.00%
Key Fund Statistics
Net assets	$61,855,850
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Focus Fund
Institutional Class/AFOYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$36	0.75%
Key Fund Statistics
Net assets	$61,855,850
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%
Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel International Fund
Investor Class/AINTX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$58	1.13%
Key Fund Statistics
Net assets	$234,365,587
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%
Sector Allocation
Financials	25.64%
Consumer Discretionary	19.93%
Health Care	11.42%
Information Technology	9.85%
Industrials	8.59%
Communication Services	7.02%
Utilities	6.69%
Consumer Staples	5.71%
Other	4.10%
Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel International Fund
Institutional Class/AINIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$45	0.88%
Key Fund Statistics
Net assets	$234,365,587
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%
Sector Allocation
Financials	25.64%
Consumer Discretionary	19.93%
Health Care	11.42%
Information Technology	9.85%
Industrials	8.59%
Communication Services	7.02%
Utilities	6.69%
Consumer Staples	5.71%
Other	4.10%
Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Global Fund
Investor Class/AGLOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$57	1.13%
Key Fund Statistics
Net assets	$50,276,811
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%
Sector Allocation
Financials	25.65%
Information Technology	15.74%
Consumer Discretionary	15.53%
Health Care	13.95%
Communication Services	8.28%
Industrials	7.94%
Utilities	6.70%
Consumer Staples	3.59%
Other	1.07%
Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.

Ariel Global Fund
Institutional Class/AGLYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 . You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$44	0.88%
Key Fund Statistics
Net assets	$50,276,811
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%
Sector Allocation
Financials	25.65%
Information Technology	15.74%
Consumer Discretionary	15.53%
Health Care	13.95%
Communication Services	8.28%
Industrials	7.94%
Utilities	6.70%
Consumer Staples	3.59%
Other	1.07%
Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Semi-Annual Financial Statements

March 31, 2025

Table of Contents

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Fund

Number of Shares	Common Stocks—99.65%	Value ($)
	Consumer Discretionary—35.18%
1,089,116	Adtalem Global Education, Inc.(a)	109,608,634
3,144,333	Madison Square Garden Entertainment Corporation(a)	102,945,462
1,460,121	Boyd Gaming Corporation	96,119,765
4,696,053	Mattel, Inc.(a)	91,244,310
7,416,311	Paramount Global, Class B	88,699,080
2,332,790	Sphere Entertainment Company(a)	76,328,889
1,969,726	Interpublic Group of Companies, Inc.	53,497,758
258,197	Madison Square Garden Sports Corporation(a)	50,276,120
2,070,821	Gentex Corporation	48,250,129
3,645,089	Manchester United plc, Class A(a)	47,714,215
42,381,257	Leslie’s, Inc.(a)(b)	31,171,415
1,511,783	Norwegian Cruise Line Holdings, Ltd.(a)	28,663,406
1,475,576	OneSpaWorld Holdings, Ltd.	24,774,921
		849,294,104
	Consumer Staples—4.35%
887,706	J.M. Smucker Company	105,113,267
	Energy—2.27%
3,661,235	Core Laboratories, Inc.(b)	54,881,913
	Financials—21.96%
2,182,992	Carlyle Group, Inc.	95,156,621
905,428	Northern Trust Corporation	89,320,472
515,685	Affiliated Managers Group, Inc.	86,650,551
1,877,302	Lazard, Inc., Class A	81,287,177
504,588	BOK Financial Corporation	52,552,840
797,412	First American Financial Corporation	52,334,150
1,255,223	Janus Henderson Group plc	45,376,311
2,070,647	GCM Grosvenor, Inc., Class A	27,394,660
		530,072,782
	Health Care—12.86%
1,036,624	Prestige Consumer Healthcare, Inc.(a)	89,118,565
4,908,366	Envista Holdings Corporation(a)	84,718,397
300,478	Bio-Rad Laboratories, Inc.(a)	73,184,422
420,526	Charles River Laboratories International, Inc.(a)	63,297,573
		310,318,957
	Industrials—19.77%
765,417	Mohawk Industries, Inc.(a)	87,395,313
9,400,904	ADT, Inc.	76,523,359
477,919	Generac Holdings, Inc.(a)	60,528,441
1,815,278	Axalta Coating Systems, Ltd.(a)	60,212,771
2,125,680	Kennametal, Inc.	45,276,984
2,227,075	Resideo Technologies, Inc.(a)	39,419,227
136,164	Zebra Technologies Corporation, Class A(a)	38,474,500
506,481	Masco Corporation	35,220,689
225,276	The Middleby Corporation(a)	34,237,446
		477,288,730
	Real Estate—3.26%
317,070	Jones Lang LaSalle, Inc.(a)	78,604,824
	Total Common Stocks (Cost $1,966,449,017)	2,405,574,577
	Total Investments—99.65% (Cost $1,966,449,017)	2,405,574,577
	Other Assets less Liabilities—0.35%	8,335,781
	Net Assets—100.00%	2,413,910,358

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Appreciation Fund

Number of Shares	Common Stocks—97.90%	Value ($)
	Consumer Discretionary—28.66%
1,752,125	Mattel, Inc.(a)	34,043,789
1,060,737	Interpublic Group of Companies, Inc.	28,809,617
308,191	CarMax, Inc.(a)	24,014,243
105,474	Madison Square Garden Sports Corporation(a)	20,537,897
623,080	Madison Square Garden Entertainment Corporation(a)	20,399,639
818,327	Gentex Corporation	19,067,019
1,220,569	Knowles Corporation(a)	18,552,649
526,479	Sphere Entertainment Company(a)	17,226,393
902,583	Norwegian Cruise Line Holdings, Ltd.(a)	17,112,974
932,978	Manchester United plc, Class A(a)	12,212,682
905,261	Paramount Global, Class B	10,826,921
625,213	OneSpaWorld Holdings, Ltd.	10,497,326
350,020	BorgWarner, Inc.	10,028,073
		243,329,222
	Consumer Staples—4.88%
195,921	J.M. Smucker Company	23,199,006
300,304	Molson Coors Brewing Company	18,279,504
		41,478,510
	Energy—4.98%
1,411,250	Core Laboratories, Inc.	21,154,638
505,033	Schlumberger NV	21,110,379
		42,265,017
	Financials—21.05%
319,358	Northern Trust Corporation	31,504,667
387,434	First American Financial Corporation	25,427,293
313,313	The Charles Schwab Corporation	24,526,142
522,026	Carlyle Group, Inc.	22,755,113
512,587	Lazard, Inc., Class A	22,195,017
206,231	BOK Financial Corporation	21,478,959
155,962	KKR & Company, Inc.	18,030,767
115,387	Aflac, Inc.	12,829,880
		178,747,838
	Health Care—12.32%
100,026	Labcorp Holdings, Inc.	23,280,051
87,404	Bio-Rad Laboratories, Inc.(a)	21,288,118
138,571	Charles River Laboratories International, Inc.(a)	20,857,707
1,193,594	Envista Holdings Corporation(a)	20,601,433
164,532	Zimmer Biomet Holdings, Inc.	18,621,732
		104,649,041
	Industrials—21.27%
220,287	Generac Holdings, Inc.(a)	27,899,349
159,153	The Middleby Corporation(a)	24,188,073
133,723	Keysight Technologies, Inc.(a)	20,027,694
245,677	Stanley Black & Decker, Inc.	18,887,648
556,761	Axalta Coating Systems, Ltd.(a)	18,467,762
2,094,400	ADT, Inc.	17,048,416
794,239	Kennametal, Inc.	16,917,291
792,097	Resideo Technologies, Inc.(a)	14,020,117
65,248	Littelfuse, Inc.	12,836,891
196,365	nVent Electric plc	10,293,453
		180,586,694

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—97.90% (continued)	Value ($)
	Real Estate—4.74%
88,369	Jones Lang LaSalle, Inc.(a)	21,907,559
140,194	CBRE Group, Inc., Class A(a)	18,334,571
		40,242,130
	Total Common Stocks (Cost $620,018,803)	831,298,452

Number of Shares	Short-Term Investments—0.37%	Value ($)
3,152,110	Northern Institutional Treasury Portfolio, 4.18%(c)	3,152,110
	Total Short-Term Investments (Cost $3,152,110)	3,152,110

	Total Investments—98.27% (Cost $623,170,913)	834,450,562
	Other Assets less Liabilities—1.73%	14,708,367
	Net Assets—100.00%	849,158,929
Ariel Focus Fund

Number of Shares	Common Stocks—99.29%	Value ($)
	Basic Materials—6.09%
100,817	Barrick Gold Corporation	1,959,883
66,915	Mosaic Company	1,807,374
		3,767,257
	Consumer Discretionary—14.62%
64,415	PHINIA, Inc.	2,733,129
36,441	Boyd Gaming Corporation	2,398,911
8,256	Madison Square Garden Sports Corporation(a)	1,607,608
42,412	Madison Square Garden Entertainment Corporation(a)	1,388,569
31,842	BorgWarner, Inc.	912,273
		9,040,490
	Consumer Staples—6.26%
32,707	J.M. Smucker Company	3,872,836
	Energy—14.34%
17,608	Chevron Corporation	2,945,642
118,076	APA Corporation	2,481,958
46,079	Schlumberger NV	1,926,102
100,965	Core Laboratories, Inc.	1,513,466
		8,867,168
	Financials—21.25%
35,784	BOK Financial Corporation	3,726,904
68,506	Bank of America Corporation	2,858,755
15,533	Affiliated Managers Group, Inc.	2,610,010
3,934	Goldman Sachs Group, Inc.	2,149,105
27,413	First American Financial Corporation	1,799,115
		13,143,889
	Health Care—12.16%
14,285	Johnson & Johnson	2,369,024
10,134	Labcorp Holdings, Inc.	2,358,587
8,123	Bio-Rad Laboratories, Inc.(a)	1,978,438
75,617	ZimVie, Inc.(a)	816,664
		7,522,713

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—99.29% (continued)	Value ($)
	Industrials—20.56%
11,559	Snap-on, Inc.	3,895,499
28,524	Mohawk Industries, Inc.(a)	3,256,870
159,346	Resideo Technologies, Inc.(a)	2,820,424
6,144	Lockheed Martin Corporation	2,744,586
		12,717,379
	Technology—4.01%
17,762	Oracle Corporation	2,483,305
	Total Common Stocks (Cost $48,744,157)	61,415,037

Number of Shares	Short-Term Investments—0.67%	Value ($)
418,692	Northern Institutional Treasury Portfolio, 4.18%(c)	418,692
	Total Short-Term Investments (Cost $418,692)	418,692

	Total Investments—99.96% (Cost $49,162,849)	61,833,729
	Other Assets less Liabilities—0.04%	22,121
	Net Assets—100.00%	61,855,850
Ariel International Fund

Number of Shares	Common Stocks—97.12%	Value ($)
	Austria—3.35%
76,029	BAWAG Group AG(a)	7,843,460
	Belgium—2.93%
75,378	KBC Group NV	6,870,220
	Canada—1.37%
622,452	Algonquin Power & Utilities Corporation	3,199,403
	China—1.60%
182,200	JD.com, Inc.	3,748,135
	Denmark—1.64%
117,098	Danske Bank A/S	3,832,784
	France—19.58%
105,116	Sanofi	11,638,643
679,553	Orange SA	8,803,031
81,173	Publicis Groupe SA	7,658,564
196,542	Michelin (CGDE)	6,907,777
68,757	BNP Paribas SA	5,746,666
119,939	AXA SA	5,124,487
		45,879,168
	Germany—16.34%
45,825	Siemens AG	10,583,115
206,684	Fresenius Medical Care AG	10,284,596
144,945	Daimler Truck Holding AG	5,871,661
173,460	Infineon Technologies AG	5,782,272
19,582	Deutsche Boerse AG	5,777,861
		38,299,505
	Hungary—0.96%
116,661	Wizz Air Holdings plc(a)	2,251,171
	Indonesia—0.94%
8,724,700	Bank Negara Indonesia Persero Tbk PT	2,212,886
	Israel—4.99%
51,336	Check Point Software Technologies, Ltd.(a)	11,700,501

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.12% (continued)	Value ($)
	Italy—5.14%
1,097,945	Intesa Sanpaolo SpA	5,658,447
314,824	Stellantis NV	3,531,092
398,358	Italgas SpA	2,856,305
		12,045,844
	Japan—12.79%
317,100	Bandai Namco Holdings, Inc.	10,637,904
170,300	Bridgestone Corporation	6,841,435
325,900	Sega Sammy Holdings, Inc.	6,292,727
267,800	Subaru Corporation	4,796,074
41,600	Secom Company, Ltd.	1,416,859
		29,984,999
	Netherlands—0.96%
59,910	Koninklijke Ahold Delhaize NV	2,237,942
	South Korea—2.64%
70,595	KB Financial Group, Inc.	3,826,512
17,653	SK Hynix, Inc.	2,353,251
		6,179,763
	Spain—4.96%
479,553	Redeia Corp SA	9,625,242
116,061	Tecnicas Reunidas SA(a)	2,010,100
		11,635,342
	Switzerland—1.16%
8,270	Roche Holding AG	2,721,885
	Taiwan—1.38%
115,000	Taiwan Semiconductor Manufacturing Company, Ltd.	3,238,744
	United Arab Emirates—1.41%
915,578	Emaar Properties PJSC	3,315,792
	United Kingdom—10.38%
2,089,968	Tesco plc	8,991,640
2,104,985	Barclays plc	7,914,815
438,564	Beazley plc	5,281,954
111,330	GSK plc	2,127,539
		24,315,948
	United States—2.60%
66,357	Aptiv plc(a)	3,948,241
13,561	Philip Morris International, Inc.	2,152,538
		6,100,779
	Total Common Stocks (Cost $186,047,748)	227,614,271

Number of Shares	Investment Companies—0.93%	Value ($)
43,125	Vanguard FTSE Developed Markets ETF	2,192,044
	Total Investment Companies (Cost $2,195,494)	2,192,044

Number of Shares	Short-Term Investments—1.25%	Value ($)
2,924,089	Northern Institutional Treasury Portfolio, 4.18%(c)	2,924,089
	Total Short-Term Investments (Cost $2,924,089)	2,924,089

	Total Investments—99.30% (Cost $191,167,331)	232,730,404
	Foreign Currency, Other Assets less Liabilities—0.70%	1,635,183
	Net Assets—100.00%	234,365,587

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel International Fund (Continued)

Open Forward Currency Contracts

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
05/09/2025	UBS	Japanese Yen	368,336,367	United States Dollar	2,439,241	$27,346
Subtotal UBS						27,346
05/09/2025	Northern Trust	Japanese Yen	413,010,274	Chinese Offshore Yuan	19,671,746	50,462
Subtotal Northern Trust						50,462
05/09/2025	JPMorgan Chase	Japanese Yen	1,844,740,687	United States Dollar	12,235,986	117,432
05/09/2025	JPMorgan Chase	Norwegian Krone	38,287,633	Euro	3,264,066	102,302
Subtotal JPMorgan Chase						219,734
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$297,542

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
05/09/2025	UBS	Australian Dollar	21,108,726	Euro	12,781,594	$(656,463)
05/09/2025	UBS	Swiss Franc	647,081	Euro	688,886	(11,644)
05/09/2025	UBS	United States Dollar	2,439,241	Japanese Yen	373,059,713	(58,976)
Subtotal UBS						(727,083)
05/09/2025	Northern Trust	Swiss Franc	10,270,371	Euro	10,878,109	(124,363)
Subtotal Northern Trust						(124,363)
05/09/2025	JPMorgan Chase	British Pound	5,862,171	Euro	7,007,530	(21,563)
05/09/2025	JPMorgan Chase	Japanese Yen	348,204,055	Euro	2,180,083	(30,617)
05/09/2025	JPMorgan Chase	Japanese Yen	509,521,911	Euro	3,202,216	(57,948)
05/09/2025	JPMorgan Chase	United States Dollar	6,725,935	Japanese Yen	1,028,652,257	(162,498)
Subtotal JPMorgan Chase						(272,626)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(1,124,072)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(826,530)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Global Fund

Number of Shares	Common Stocks—99.13%	Value ($)
	Austria—1.63%
7,942	BAWAG Group AG(a)	819,329
	Belgium—1.21%
6,684	KBC Group NV	609,204
	Canada—0.71%
69,086	Algonquin Power & Utilities Corporation	355,102
	China—3.80%
93,000	JD.com, Inc.	1,913,153
	France—11.57%
95,538	Orange SA	1,237,613
10,689	Sanofi	1,183,506
10,697	Publicis Groupe SA	1,009,248
21,646	AXA SA	924,842
22,417	Michelin (CGDE)	787,881
8,083	BNP Paribas SA	675,572
		5,818,662
	Germany—11.57%
37,536	Fresenius Medical Care AG	1,867,791
5,999	Siemens AG	1,385,447
29,217	Infineon Technologies AG	973,946
21,700	Daimler Truck Holding AG	879,058
2,404	Deutsche Boerse AG	709,324
		5,815,566
	Hungary—0.91%
23,702	Wizz Air Holdings plc(a)	457,370
	Indonesia—0.97%
1,924,600	Bank Negara Indonesia Persero Tbk PT	488,145
	Israel—3.72%
8,198	Check Point Software Technologies, Ltd.(a)	1,868,488
	Italy—2.51%
160,335	Intesa Sanpaolo SpA	826,314
38,732	Stellantis NV	434,421
		1,260,735
	Japan—7.24%
33,800	Bandai Namco Holdings, Inc.	1,133,904
58,600	Sega Sammy Holdings, Inc.	1,131,494
38,500	Subaru Corporation	689,503
17,000	Bridgestone Corporation	682,938
		3,637,839
	Peru—1.00%
2,692	Credicorp, Ltd.	501,143
	South Korea—3.48%
13,703	KB Financial Group, Inc.	742,754
4,040	SK Hynix, Inc.	538,556
11,811	Samsung Electronics Company, Ltd.	468,253
		1,749,563
	Spain—2.52%
63,209	Redeia Corp SA	1,268,685
	Taiwan—2.69%
48,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,351,823
	United Arab Emirates—1.75%
243,103	Emaar Properties PJSC	880,405

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Global Fund (Continued)

Number of Shares	Common Stocks—99.13% (continued)	Value ($)
	United Kingdom—7.49%
419,421	Tesco plc	1,804,469
89,418	Beazley plc	1,076,928
234,813	Barclays plc	882,905
		3,764,302
	United States—34.36%
30,085	CVS Health Corporation	2,038,259
42,197	Verizon Communications, Inc.	1,914,056
48,186	CenterPoint Energy, Inc.	1,745,779
8,631	Capital One Financial Corporation	1,547,538
12,537	Gilead Sciences, Inc.	1,404,771
3,579	Microsoft Corporation	1,343,521
15,038	Western Alliance Bancorp	1,155,370
5,281	Allstate Corporation	1,093,537
20,249	Bank of America Corporation	844,991
65,101	CNH Industrial NV	799,440
8,042	NetApp, Inc.	706,409
29,223	Intel Corporation	663,654
8,757	Aptiv plc(a)	521,041
2,466	AbbVie, Inc.	516,676
4,035	D.R. Horton, Inc.	512,970
3,287	Owens Corning	469,449
		17,277,461
	Total Common Stocks (Cost $41,647,154)	49,836,975

Number of Shares	Short-Term Investments—0.36%	Value ($)
183,491	Northern Institutional Treasury Portfolio, 4.18%(c)	183,491
	Total Short-Term Investments (Cost $183,491)	183,491

	Total Investments—99.49% (Cost $41,830,645)	50,020,466
	Foreign Currency, Other Assets less Liabilities—0.51%	256,345
	Net Assets—100.00%	50,276,811

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of March 31, 2025 (Unaudited)

Ariel Global Fund (Continued)

Open Forward Currency Contracts

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
05/09/2025	JPMorgan Chase	British Pound	78,005	Canadian Dollar	143,993	$502
05/09/2025	JPMorgan Chase	British Pound	158,292	Canadian Dollar	293,527	92
Subtotal JPMorgan Chase						594
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$594

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
05/09/2025	Northern Trust	Australian Dollar	218,975	British Pound	110,237	$(5,519)
05/09/2025	Northern Trust	Australian Dollar	1,086,473	Japanese Yen	103,973,201	(17,166)
05/09/2025	Northern Trust	Chinese Offshore Yuan	1,611,733	United States Dollar	222,605	(138)
05/09/2025	Northern Trust	United States Dollar	378,096	Chinese Offshore Yuan	2,752,106	(1,776)
05/09/2025	Northern Trust	United States Dollar	3,663,548	Euro	3,520,557	(151,407)
Subtotal Northern Trust						(176,006)
05/09/2025	JPMorgan Chase	Canadian Dollar	173,699	British Pound	97,699	(5,256)
05/09/2025	JPMorgan Chase	Canadian Dollar	1,751,149	British Pound	989,490	(58,852)
05/09/2025	JPMorgan Chase	United States Dollar	247,062	Euro	234,431	(6,973)
05/09/2025	JPMorgan Chase	United States Dollar	6,511,419	Euro	6,264,505	(276,939)
Subtotal JPMorgan Chase						(348,020)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(524,026)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(523,432)

(a)	Non-income producing.
(b)	Affiliated company (See Note Seven, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of March 31, 2025.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities

As of March 31, 2025 (Unaudited)

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $1,745,240,822, $620,018,803 and $48,744,157, respectively)	$2,319,521,249	$831,298,452	$61,415,037
Investments in Affiliated Issuers, at Value (cost $221,208,195)	86,053,328 (a)	—	—
Short-Term Investments, at Value (cost $—, $3,152,110 and $418,692, respectively)	—	3,152,110	418,692
Dividends and Interest Receivable	2,011,591	619,842	21,015
Receivable for Dividend Reclaims	—	—	4,874
Receivable for Fund Shares Sold	1,193,027	113,512	7,386
Receivable for Securities Sold	14,298,163	15,870,357	—
Prepaid and Other Assets	126,573	53,928	17,301
Total Assets	2,423,203,931	851,108,201	61,884,305
Liabilities
Cash Overdraft	7,300,355	—	—
Payable for Fund Shares Redeemed	1,630,985	1,763,052	3,000
Accrued Expenses:
Shareholder Service Fees	231,838	102,228	2,919
Transfer Agent Fees	44,909	26,241	2,429
Custody Fees	4,797	2,249	587
Trustee Fees	6,053	4,072	29
Other Liabilities	74,636	51,430	19,491
Total Liabilities	9,293,573	1,949,272	28,455
Net Assets	$2,413,910,358	$849,158,929	$61,855,850
Net Assets Consist of
Paid-in Capital	$1,874,008,332	$586,957,546	$46,802,038
Distributable Earnings	539,902,026	262,201,383	15,053,812
Net Assets	$2,413,910,358	$849,158,929	$61,855,850
Investor Class Shares
Net Assets	$1,067,742,626	$695,809,764	$42,819,999
Shares Outstanding (no par value, unlimited authorized)	16,042,072	19,077,653	2,747,495
Net Asset Value, Offering and Redemption Price per Share	$66.56	$36.47	$15.59
Institutional Class Shares
Net Assets	$1,346,167,732	$153,349,165	$19,035,851
Shares Outstanding (no par value, unlimited authorized)	20,199,166	4,191,867	1,217,692
Net Asset Value, Offering and Redemption Price per Share	$66.64	$36.58	$15.63

(a)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities

As of March 31, 2025 (Unaudited)

	Ariel International Fund	Ariel Global Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $188,243,242 and $41,647,154, respectively)	$229,806,315	$49,836,975
Short-Term Investments, at Value (cost $2,924,089 and $183,491, respectively)	2,924,089	183,491
Foreign Currencies (cost $339,125 and $12,537, respectively)	339,836	12,586
Dividends and Interest Receivable	718,383	121,000
Receivable for Dividend Reclaims	3,427,174	401,931
Receivable for Fund Shares Sold	292,415	262,742
Unrealized Appreciation on Forward Currency Contracts	297,542	594
Prepaid and Other Assets	33,232	21,943
Total Assets	237,838,986	50,841,262
Liabilities
Payable for Securities and Foreign Currencies Purchased	2,195,494	—
Payable for Fund Shares Redeemed	96,850	28,519
Unrealized Depreciation on Forward Currency Contracts	1,124,072	524,026
Accrued Expenses:
Shareholder Service Fees	16,108	3,047
Transfer Agent Fees	8,075	1,734
Custody Fees	17,227	3,757
Trustee Fees	1,369	509
Other Liabilities	14,204	2,859
Total Liabilities	3,473,399	564,451
Net Assets	$234,365,587	$50,276,811
Net Assets Consist of
Paid-in Capital	$185,082,673	$38,821,880
Distributable Earnings	49,282,914	11,454,931
Net Assets	$234,365,587	$50,276,811
Investor Class Shares
Net Assets	$21,607,425	$12,763,781
Shares Outstanding (no par value, unlimited authorized)	1,372,313	923,834
Net Asset Value, Offering and Redemption Price per Share	$15.75	$13.82
Institutional Class Shares
Net Assets	$212,758,162	$37,513,030
Shares Outstanding (no par value, unlimited authorized)	13,814,506	2,849,736
Net Asset Value, Offering and Redemption Price per Share	$15.40	$13.16

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Investment Income
Dividends
Unaffiliated Issuers	$15,927,187	$6,632,464	$627,535 (a)
Affiliated Issuers	70,107 (b)	—	—
Interest	300,439	231,845	21,564
Total Investment Income	16,297,733	6,864,309	649,099
Expenses
Management Fees	7,901,004	3,513,051	220,273
Distribution Fees (Investor Class)	1,516,432	981,543	57,267
Shareholder Service Fees
Investor Class	518,836	290,917	12,666
Institutional Class	297,393	23,996	2,970
Transfer Agent Fees and Expenses
Investor Class	121,471	86,673	8,202
Institutional Class	81,804	11,351	1,523
Printing and Postage Expenses
Investor Class	46,789	30,544	1,582
Institutional Class	16,368	4,231	549
Trustees' Fees and Expenses	288,974	103,415	7,094
Professional Fees	124,107	53,977	17,515
Custody Fees and Expenses	15,726	6,673	1,605
Federal and State Registration Fees	30,484	22,241	18,998
Interest Expense	3,487	—	—
Miscellaneous Expenses	175,100	67,661	9,135
Total Expenses Before Reimbursements	11,137,975	5,196,273	359,379
Expense Reimbursements	—	—	(47,963)
Net Expenses	11,137,975	5,196,273	311,416
Net Investment Income	5,159,758	1,668,036	337,683
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	168,849,166	61,433,222	3,726,083
Total Realized Gain (Loss) on Investments	168,849,166	61,433,222	3,726,083
Change in Net Unrealized Appreciation (Depreciation) on Investments
Unaffiliated Issuers	(309,856,152)	(130,914,342)	(7,466,336)
Affiliated Issuers	(92,809,274)	—	—
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	(402,665,426)	(130,914,342)	(7,466,336)
Net Gain (Loss) on Investments	(233,816,260)	(69,481,120)	(3,740,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(228,656,502)	$(67,813,084)	$(3,402,570)

(a)	Net of $3,513, $274,807 and $23,380 in foreign taxes withheld, respectively.
(b)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Operations

Six Months Ended March 31, 2025 (Unaudited)

	Ariel International Fund	Ariel Global Fund
Investment Income
Dividends
Unaffiliated Issuers	$1,990,381 (a)	$454,791 (a)
Interest	27,150	5,046
Total Investment Income	2,017,531	459,837
Expenses
Management Fees	891,613	203,207
Distribution Fees (Investor Class)	23,611	15,421
Shareholder Service Fees
Investor Class	9,804	4,717
Institutional Class	58,882	4,128
Transfer Agent Fees and Expenses
Investor Class	3,042	2,902
Institutional Class	12,780	2,532
Printing and Postage Expenses
Investor Class	1,174	854
Institutional Class	1,899	742
Trustees' Fees and Expenses	22,856	5,415
Professional Fees	26,016	19,658
Custody Fees and Expenses	42,633	15,090
Administration Fees	13,903	7,706
Fund Accounting Fees	8,336	4,132
Federal and State Registration Fees	21,298	19,909
Interest Expense	5,243	1,487
Miscellaneous Expenses	22,339	8,896
Total Expenses Before Reimbursements	1,165,429	316,796
Expense Reimbursements	(155,801)	(76,361)
Net Expenses	1,009,628	240,435
Net Investment Income	1,007,903	219,402
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investments	13,243,717	4,745,927
Foreign Currency Transactions	187,674	76,906
Forward Currency Contracts	(167,391)	618,728
Total Realized Gain (Loss) on Investments	13,264,000	5,441,561
Change in Net Unrealized Appreciation (Depreciation) on
Investments	(936,963)	(3,992,833)
Foreign Currency Translation	(169,405)	(20,185)
Forward Currency Contracts	(1,110,775)	(559,998)
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	(2,217,143)	(4,573,016)
Net Gain (Loss) on Investments	11,046,857	868,545
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,054,760	$1,087,947

(a)	Net of $3,513, $274,807 and $23,380 in foreign taxes withheld, respectively.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel Fund		Ariel Appreciation Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$5,159,758	$9,614,708	$1,668,036	$5,989,991
Net Realized Gain (Loss) on Investments	168,849,166	143,225,531	61,433,222	57,811,965
Change in Net Unrealized Appreciation (Depreciation) on Investments	(402,665,426)	492,347,683	(130,914,342)	105,487,855
Net Increase (Decrease) in Net Assets from Operations	(228,656,502)	645,187,922	(67,813,084)	169,289,811
Distributions to Shareholders
Investor Class	(62,826,212)	(60,750,331)	(44,966,329)	(50,933,531)
Institutional Class	(84,622,563)	(79,576,906)	(11,137,302)	(14,883,187)
Total Distributions	(147,448,775)	(140,327,237)	(56,103,631)	(65,816,718)
Share Transactions
Value of Shares Issued
Investor Class	24,885,636	46,285,664	5,396,285	22,488,205
Institutional Class	160,668,561	286,664,032	7,952,003	21,492,011
Value of Shares Issued in Reinvestment of Dividends and Distributions
Investor Class	61,252,434	58,993,510	44,122,935	49,825,637
Institutional Class	82,052,724	75,646,264	10,406,298	13,906,461
Value of Shares Redeemed
Investor Class	(111,948,543)	(221,726,414)	(66,379,005)	(135,585,022)
Institutional Class	(214,451,618)	(513,454,362)	(39,973,019)	(82,106,433)
Net Increase (Decrease) in Net Assets from Share Transactions	2,459,194	(267,591,306)	(38,474,503)	(109,979,141)
Total Increase (Decrease) in Net Assets	(373,646,083)	237,269,379	(162,391,218)	(6,506,048)
Net Assets
Beginning of Period	2,787,556,441	2,550,287,062	1,011,550,147	1,018,056,195
End of Period	$2,413,910,358	$2,787,556,441	$849,158,929	$1,011,550,147
Capital Share Transactions
Investor Shares
Shares Sold	331,487	675,606	133,483	582,959
Shares Issued to Holders in Reinvestment of Dividends and Distributions	854,050	961,116	1,130,777	1,394,741
Shares Redeemed	(1,488,952)	(3,274,407)	(1,630,156)	(3,530,094)
Net Increase (Decrease)	(303,415)	(1,637,685)	(365,896)	(1,552,394)
Institutional Shares
Shares Sold	2,129,075	4,102,322	194,354	562,956
Shares Issued to Holders in Reinvestment of Dividends and Distributions	1,143,592	1,221,849	266,078	385,779
Shares Redeemed	(2,939,204)	(7,485,593)	(989,274)	(2,123,459)
Net Increase (Decrease)	333,463	(2,161,422)	(528,842)	(1,174,724)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel Focus Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$337,683	$805,885
Net Realized Gain (Loss) on Investments	3,726,083	183,961
Change in Net Unrealized Appreciation (Depreciation) on Investments	(7,466,336)	15,198,849
Net Increase (Decrease) in Net Assets from Operations	(3,402,570)	16,188,695
Distributions to Shareholders
Investor Class	(1,013,685)	(1,470,285)
Institutional Class	(520,608)	(779,930)
Total Distributions	(1,534,293)	(2,250,215)
Share Transactions
Value of Shares Issued
Investor Class	1,656,098	2,582,516
Institutional Class	158,389	861,647
Value of Shares Issued in Reinvestment of Dividends and Distributions
Investor Class	975,797	1,291,053
Institutional Class	515,111	773,975
Value of Shares Redeemed
Investor Class	(2,101,834)	(8,404,212)
Institutional Class	(2,021,118)	(4,840,569)
Net Increase (Decrease) in Net Assets from Share Transactions	(817,557)	(7,735,590)
Total Increase (Decrease) in Net Assets	(5,754,420)	6,202,890
Net Assets
Beginning of Period	67,610,270	61,407,380
End of Period	$61,855,850	$67,610,270
Capital Share Transactions
Investor Shares
Shares Sold	98,406	176,864
Shares Issued to Holders in Reinvestment of Dividends and Distributions	60,571	92,783
Shares Redeemed	(129,494)	(554,042)
Net Increase (Decrease)	29,483	(284,395)
Institutional Shares
Shares Sold	9,550	60,542
Shares Issued to Holders in Reinvestment of Dividends and Distributions	31,895	55,338
Shares Redeemed	(128,179)	(311,665)
Net Increase (Decrease)	(86,734)	(195,785)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel International Fund		Ariel Global Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$1,007,903	$7,079,634	$219,402	$708,282
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts	13,264,000	47,591,962	5,441,561	17,628,008
Change in Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations and Forward Currency Contracts	(2,217,143)	7,616,825	(4,573,016)	(6,370,769)
Net Increase (Decrease) in Net Assets from Operations	12,054,760	62,288,421	1,087,947	11,965,521
Distributions to Shareholders
Investor Class	(1,063,492)	(304,378)	(2,663,660)	(2,267,487)
Institutional Class	(12,077,429)	(7,394,652)	(8,189,023)	(11,120,137)
Total Distributions	(13,140,921)	(7,699,030)	(10,852,683)	(13,387,624)
Share Transactions
Value of Shares Issued
Investor Class	3,989,364	2,216,635	1,469,167	2,074,686
Institutional Class	9,857,764	11,977,336	967,054	3,089,758
Value of Shares Issued in Reinvestment of Dividends and Distributions
Investor Class	986,877	280,699	2,341,084	2,010,770
Institutional Class	11,326,819	7,098,155	8,098,214	10,712,341
Value of Shares Redeemed
Investor Class	(2,606,754)	(5,155,054)	(1,395,523)	(4,294,092)
Institutional Class	(28,947,109)	(391,626,242)	(8,978,740)	(45,030,274)
Net Increase (Decrease) in Net Assets from Share Transactions	(5,393,039)	(375,208,471)	2,501,256	(31,436,811)
Total Increase (Decrease) in Net Assets	(6,479,200)	(320,619,080)	(7,263,480)	(32,858,914)
Net Assets
Beginning of Period	240,844,787	561,463,867	57,540,291	90,399,205
End of Period	$234,365,587	$240,844,787	$50,276,811	$57,540,291
Capital Share Transactions
Investor Shares
Shares Sold	257,177	153,870	101,586	127,861
Shares Issued to Holders in Reinvestment of Dividends and Distributions	70,541	20,079	180,779	129,772
Shares Redeemed	(173,165)	(361,923)	(98,348)	(270,217)
Net Increase (Decrease)	154,553	(187,974)	184,017	(12,584)
Institutional Shares
Shares Sold	679,758	857,938	72,705	193,772
Shares Issued to Holders in Reinvestment of Dividends and Distributions	827,984	518,871	656,789	717,868
Shares Redeemed	(2,002,866)	(28,247,448)	(575,416)	(2,878,840)
Net Increase (Decrease)	(495,124)	(26,870,639)	154,078	(1,967,200)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Fund (Investor Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$76.86	$63.65	$60.46	$85.09	$54.40	$63.40
Income from Investment Operations
Net Investment Income (Loss)	0.10	0.25	0.33	0.39	(0.04)	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(6.43)	16.44	8.47	(20.38)	34.33	(5.72)
Total from Investment Operations	(6.33)	16.69	8.80	(19.99)	34.29	(5.22)
Distributions to Shareholders
Dividends from Net Investment Income	(0.09)	(0.29)	(0.27)	(0.03)	(0.20)	(0.55)
Distributions from Capital Gains	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)	(3.23)
Total Distributions	(3.97)	(3.48)	(5.61)	(4.64)	(3.60)	(3.78)
Net Asset Value, End of Period	$66.56	$76.86	$63.65	$60.46	$85.09	$54.40
Total Return	(8.61)%(a)	27.63%	14.56%	(25.05)%	65.59%	(9.03)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$1,067,743	$1,256,282	$1,144,615	$1,110,849	$1,778,696	$995,861
Ratios to Average Net Assets:
Expenses	0.99% (b)	1.00%	0.99%	0.98%	1.00%	1.04%
Net Investment Income	0.20% (b)	0.19%	0.47%	0.31%	0.15%	0.70%
Portfolio Turnover Rate	9% (a)	17%	20%	33%	24%	23%

		Year Ended September 30
Ariel Fund (Institutional Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$77.08	$63.82	$60.64	$85.34	$54.53	$63.55
Income from Investment Operations
Net Investment Income (Loss)	0.19	0.37	0.47	0.38	0.25	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(6.42)	16.57	8.55	(20.17)	34.34	(5.62)
Total from Investment Operations	(6.23)	16.94	9.02	(19.79)	34.59	(5.04)
Distributions to Shareholders
Dividends from Net Investment Income	(0.33)	(0.49)	(0.50)	(0.30)	(0.38)	(0.75)
Distributions from Capital Gains	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)	(3.23)
Total Distributions	(4.21)	(3.68)	(5.84)	(4.91)	(3.78)	(3.98)
Net Asset Value, End of Period	$66.64	$77.08	$63.82	$60.64	$85.34	$54.53
Total Return	(8.45)%(a)	28.01%	14.91%	(24.82)%	66.12%	(8.74)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$1,346,168	$1,531,274	$1,405,672	$1,208,385	$1,273,796	$596,645
Ratios to Average Net Assets:
Expenses	0.68% (b)	0.69%	0.68%	0.67%	0.69%	0.72%
Net Investment Income	0.52% (b)	0.51%	0.77%	0.65%	0.45%	1.01%
Portfolio Turnover Rate	9% (a)	17%	20%	33%	24%	23%

(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Appreciation Fund (Investor Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.83	$37.82	$36.32	$50.93	$38.76	$44.43
Income from Investment Operations
Net Investment Income (Loss)	0.08	0.26	0.33	0.06	0.12	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(3.04)	6.22	5.15	(7.89)	16.31	(2.77)
Total from Investment Operations	(2.96)	6.48	5.48	(7.83)	16.43	(2.29)
Distributions to Shareholders
Dividends from Net Investment Income	(0.17)	(0.32)	(0.25)	(0.21)	(0.24)	(0.42)
Distributions from Capital Gains	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)	(2.96)
Total Distributions	(2.40)	(2.47)	(3.98)	(6.78)	(4.26)	(3.38)
Net Asset Value, End of Period	$36.47	$41.83	$37.82	$36.32	$50.93	$38.76
Total Return	(7.44)%(a)	18.31%	14.95%	(18.50)%	45.27%	(5.93)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$695,810	$813,234	$794,113	$838,963	$1,101,184	$777,404
Ratios to Average Net Assets:
Expenses	1.13% (b)	1.14%	1.12%	1.10%	1.12%	1.15%
Net Investment Income	0.28% (b)	0.53%	0.64%	0.57%	0.55%	0.98%
Portfolio Turnover Rate	12% (a)	17%	17%	26%	24%	24%

		Year Ended September 30
Ariel Appreciation Fund (Institutional Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.01	$37.99	$36.47	$51.10	$38.86	$44.55
Income from Investment Operations
Net Investment Income (Loss)	0.15	0.35	0.31	0.29	0.36	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(3.05)	6.27	5.32	(8.00)	16.26	(2.77)
Total from Investment Operations	(2.90)	6.62	5.63	(7.71)	16.62	(2.17)
Distributions to Shareholders
Dividends from Net Investment Income	(0.30)	(0.45)	(0.38)	(0.35)	(0.36)	(0.56)
Distributions from Capital Gains	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)	(2.96)
Total Distributions	(2.53)	(2.60)	(4.11)	(6.92)	(4.38)	(3.52)
Net Asset Value, End of Period	$36.58	$42.01	$37.99	$36.47	$51.10	$38.86
Total Return	(7.28)%(a)	18.64%	15.32%	(18.24)%	45.74%	(5.65)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$153,349	$198,316	$223,943	$175,831	$267,375	$196,009
Ratios to Average Net Assets:
Expenses	0.82% (b)	0.83%	0.81%	0.79%	0.81%	0.84%
Net Investment Income	0.60% (b)	0.84%	0.96%	0.87%	0.87%	1.26%
Portfolio Turnover Rate	12% (a)	17%	17%	26%	24%	24%

(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Focus Fund (Investor Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.79	$13.62	$13.67	$16.60	$12.13	$12.89
Income from Investment Operations
Net Investment Income (Loss)	0.07	0.17	0.19	0.13	0.16	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)	3.48	0.93	(2.50)	4.65	(0.80)
Total from Investment Operations	(0.83)	3.65	1.12	(2.37)	4.81	(0.62)
Distributions to Shareholders
Dividends from Net Investment Income	(0.18)	(0.22)	(0.16)	(0.14)	(0.12)	(0.14)
Distributions from Capital Gains	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)	—
Total Distributions	(0.37)	(0.48)	(1.17)	(0.56)	(0.34)	(0.14)
Net Asset Value, End of Period	$15.59	$16.79	$13.62	$13.67	$16.60	$12.13
Total Return	(5.02)%(a)	27.54%	7.83%	(14.91)%	40.39%	(4.91)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$42,820	$45,632	$40,907	$40,429	$43,721	$31,852
Ratios to Average Net Assets:
Expenses, Including Waivers	1.00% (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, Excluding Waivers	1.16% (b)	1.18%	1.16%	1.13%	1.20%	1.25%
Net Investment Income, Including Waivers	0.91% (b)	1.15%	1.31%	0.91%	0.92%	1.23%
Net Investment Income, Excluding Waivers	0.75% (b)	0.97%	1.15%	0.78%	0.72%	0.98%
Portfolio Turnover Rate	11% (a)	19%	17%	33%	63%	22%

		Year Ended September 30
Ariel Focus Fund (Institutional Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.85	$13.66	$13.70	$16.63	$12.14	$12.89
Income from Investment Operations
Net Investment Income (Loss)	0.10	0.21	0.21	0.18	0.18	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)	3.49	0.96	(2.52)	4.67	(0.78)
Total from Investment Operations	(0.82)	3.70	1.17	(2.34)	4.85	(0.59)
Distributions to Shareholders
Dividends from Net Investment Income	(0.21)	(0.25)	(0.20)	(0.17)	(0.14)	(0.16)
Distributions from Capital Gains	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)	—
Total Distributions	(0.40)	(0.51)	(1.21)	(0.59)	(0.36)	(0.16)
Net Asset Value, End of Period	$15.63	$16.85	$13.66	$13.70	$16.63	$12.14
Total Return	(4.95)%(a)	27.93%	8.05%	(14.72)%	40.73%	(4.69)%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$19,036	$21,978	$20,500	$16,147	$17,835	$12,732
Ratios to Average Net Assets:
Expenses, Including Waivers	0.75% (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, Excluding Waivers	0.85% (b)	0.87%	0.86%	0.85%	0.86%	0.89%
Net Investment Income, Including Waivers	1.17% (b)	1.38%	1.57%	1.17%	1.14%	1.47%
Net Investment Income, Excluding Waivers	1.07% (b)	1.26%	1.46%	1.07%	1.03%	1.33%
Portfolio Turnover Rate	11% (a)	19%	17%	33%	63%	22%

(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel International Fund (Investor Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.80	$13.43	$11.50	$14.69	$13.68	$13.42
Income from Investment Operations
Net Investment Income (Loss)	(0.04)	0.51	0.68	0.14	0.36	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.87	2.09	1.25	(2.95)	0.86	0.12
Total from Investment Operations	0.83	2.60	1.93	(2.81)	1.22	0.48
Distributions to Shareholders
Dividends from Net Investment Income	(0.55)	(0.23)	—	(0.38)	(0.21)	(0.22)
Distributions from Capital Gains	(0.33)	—	—	—	—	—
Total Distributions	(0.88)	(0.23)	—	(0.38)	(0.21)	(0.22)
Net Asset Value, End of Period	$15.75	$15.80	$13.43	$11.50	$14.69	$13.68
Total Return	6.00% (a)	19.60%	16.78%	(19.70)%	9.00%	3.57%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$21,607	$19,237	$18,879	$21,887	$23,717	$21,877
Ratios to Average Net Assets:
Expenses, Including Waivers	1.13% (b)	1.17% (c)	1.13%	1.13%	1.13%	1.13%
Expenses, Excluding Waivers	1.34% (b)	1.40%	1.28%	1.28%	1.30%	1.33%
Net Investment Income, Including Waivers	0.73% (b)	2.16%	2.40%	2.27%	2.41%	1.69%
Net Investment Income, Excluding Waivers	0.52% (b)	1.93%	2.25%	2.12%	2.24%	1.49%
Portfolio Turnover Rate	36% (a)	69%	17%	20%	22%	24%

		Year Ended September 30
Ariel International Fund (Institutional Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.49	$13.18	$11.25	$14.38	$13.39	$13.18
Income from Investment Operations
Net Investment Income (Loss)	0.12	0.77	0.40	0.41	0.34	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.71	1.81	1.53	(3.13)	0.89	0.20
Total from Investment Operations	0.83	2.58	1.93	(2.72)	1.23	0.49
Distributions to Shareholders
Dividends from Net Investment Income	(0.59)	(0.27)	—	(0.41)	(0.24)	(0.28)
Distributions from Capital Gains	(0.33)	—	—	—	—	—
Total Distributions	(0.92)	(0.27)	—	(0.41)	(0.24)	(0.28)
Net Asset Value, End of Period	$15.40	$15.49	$13.18	$11.25	$14.38	$13.39
Total Return	6.09% (a)	19.86%	17.16%	(19.51)%	9.26%	3.74%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$212,758	$221,608	$542,585	$579,845	$837,624	$599,770
Ratios to Average Net Assets:
Expenses, Including Waivers	0.88% (b)	0.91% (c)	0.88%	0.88%	0.88%	0.88%
Expenses, Excluding Waivers	1.02% (b)	1.01%	0.92%	0.93%	0.93%	0.96%
Net Investment Income, Including Waivers	0.93% (b)	2.09%	2.61%	2.53%	2.75%	1.98%
Net Investment Income, Excluding Waivers	0.79% (b)	1.99%	2.57%	2.48%	2.70%	1.90%
Portfolio Turnover Rate	36% (a)	69%	17%	20%	22%	24%

(a)	Not annualized.
(b)	Annualized.
(c)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Global Fund (Investor Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.26	$17.17	$15.57	$17.65	$15.36	$15.40
Income from Investment Operations
Net Investment Income (Loss)	0.10	0.03	0.49	0.34	0.31	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.08	2.93	1.91	(2.05)	2.12	0.38
Total from Investment Operations	0.18	2.96	2.40	(1.71)	2.43	0.65
Distributions to Shareholders
Dividends from Net Investment Income	(0.10)	(0.89)	(0.73)	(0.37)	(0.14)	(0.31)
Distributions from Capital Gains	(3.52)	(1.98)	(0.07)	—	—	(0.38)
Total Distributions	(3.62)	(2.87)	(0.80)	(0.37)	(0.14)	(0.69)
Net Asset Value, End of Period	$13.82	$17.26	$17.17	$15.57	$17.65	$15.36
Total Return	2.42% (a)	19.89%	15.64%	(9.99)%	15.91%	4.23%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$12,764	$12,766	$12,920	$10,781	$12,053	$10,733
Ratios to Average Net Assets:
Expenses, Including Waivers	1.13% (b)	1.14% (c)	1.15% (c)	1.13%	1.13%	1.13%
Expenses, Excluding Waivers	1.51% (b)	1.53%	1.37%	1.30%	1.36%	1.46%
Net Investment Income, Including Waivers	0.68% (b)	0.93%	3.13%	1.93%	1.73%	1.61%
Net Investment Income, Excluding Waivers	0.30% (b)	0.54%	2.90%	1.76%	1.50%	1.28%
Portfolio Turnover Rate	38% (a)	78%	31%	19%	24%	23%

		Year Ended September 30
Ariel Global Fund (Institutional Class)	Six Months Ended March 31, 2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.61	$16.62	$15.08	$17.11	$14.87	$14.92
Income from Investment Operations
Net Investment Income (Loss)	0.08	0.08	1.07	0.43	0.25	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.10	2.80	1.30	(2.05)	2.15	0.45
Total from Investment Operations	0.18	2.88	2.37	(1.62)	2.40	0.66
Distributions to Shareholders
Dividends from Net Investment Income	(0.11)	(0.91)	(0.76)	(0.41)	(0.16)	(0.33)
Distributions from Capital Gains	(3.52)	(1.98)	(0.07)	—	—	(0.38)
Total Distributions	(3.63)	(2.89)	(0.83)	(0.41)	(0.16)	(0.71)
Net Asset Value, End of Period	$13.16	$16.61	$16.62	$15.08	$17.11	$14.87
Total Return	2.50% (a)	20.14%	15.99%	(9.81)%	16.26%	4.48%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$37,513	$44,774	$77,479	$148,296	$197,299	$95,229
Ratios to Average Net Assets:
Expenses, Including Waivers	0.88% (b)	0.89% (c)	0.89% (c)	0.88%	0.88%	0.88%
Expenses, Excluding Waivers	1.16% (b)	1.14%	0.97%	0.94%	0.95%	1.01%
Net Investment Income, Including Waivers	0.92% (b)	1.16%	3.48%	2.21%	2.16%	1.93%
Net Investment Income, Excluding Waivers	0.64% (b)	0.91%	3.40%	2.15%	2.09%	1.80%
Portfolio Turnover Rate	38% (a)	78%	31%	19%	24%	23%

(a)	Not annualized.
(b)	Annualized.
(c)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance provided under Financial Accounting Standards Board (FASB) Accounting Standards CodificationTM Topic 946 (ASC 946).
Securities valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Securities transactions and investment income—Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Non-cash dividends are recorded as investment income at the fair value of the assets received.
Subsequent events—In preparing these financial statements, the Trust has evaluated subsequent events occurring after March 31, 2025 through the date the financial statements were issued and determined that there were no such events that would require adjustment to or additional disclosure in these financial statements.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

The following tables summarize the inputs used as of March 31, 2025 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,405,574,577	$834,450,562	$61,833,729
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,405,574,577	$834,450,562	$61,833,729
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$—	$16,461,595	$—	$16,461,595
Consumer Discretionary	3,948,241	42,755,144	—	46,703,385
Consumer Staples	2,152,538	11,229,582	—	13,382,120
Energy	—	2,010,100	—	2,010,100
Financials	—	60,090,092	—	60,090,092
Health Care	—	26,772,663	—	26,772,663
Industrials	—	20,122,806	—	20,122,806
Information Technology	11,700,501	11,374,267	—	23,074,768
Real Estate	—	3,315,792	—	3,315,792
Utilities	3,199,403	12,481,547	—	15,680,950
Total Common Stocks	$21,000,683	$206,613,588	$—	$227,614,271
Investment Companies	2,192,044	—	—	2,192,044
Short-Term Investments	2,924,089	—	—	2,924,089
Total Investments	$26,116,816	$206,613,588	$—	$232,730,404
Other Financial Instruments
Forward Currency Contracts^	$—	$(826,530)	$—	$(826,530)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$1,914,056	$2,246,861	$—	$4,160,917
Consumer Discretionary	1,034,011	6,773,294	—	7,807,305
Consumer Staples	—	1,804,469	—	1,804,469
Financials	5,142,579	7,755,317	—	12,897,896
Health Care	3,959,706	3,051,297	—	7,011,003
Industrials	1,268,889	2,721,875	—	3,990,764
Information Technology	4,582,072	3,332,578	—	7,914,650
Real Estate	—	880,405	—	880,405
Utilities	2,100,881	1,268,685	—	3,369,566
Total Common Stocks	$20,002,194	$29,834,781	$—	$49,836,975
Short-Term Investments	183,491	—	—	183,491
Total Investments	$20,185,685	$29,834,781	$—	$50,020,466
Other Financial Instruments
Forward Currency Contracts^	$—	$(523,432)	$—	$(523,432)

*	As of March 31, 2025, the Level 2 investments held were securities subject to fair valuation and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

Offsetting assets and liabilities—The Funds are subject to various master netting agreements (“Master Netting Agreements”) that govern the terms of certain transactions with select counterparties. Master Netting Agreements seek to reduce the counterparty risk associated with relevant transactions by allowing the Funds to close out and net their total exposure to a counterparty in the event of a default by the other party or a termination event. Termination events include, but are not limited to, a failure to pay or deliver or a breach of the terms of the agreement with respect to transactions governed under a single agreement with that counterparty. The Master Netting Agreements may also specify collateral posting arrangements at pre-arranged exposure levels. The Funds are not currently collateralizing their exposures related to foreign exchange trades. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to the Master Netting Agreements in the Statements of Assets and Liabilities. Gross exposure relating to open forward currency contracts by counterparty is disclosed in the Schedules of Investments as open forward currency contracts with unrealized appreciation (assets) and open forward currency contracts with unrealized depreciation (liabilities) and in total by Fund on the Statements of Assets and Liabilities as unrealized appreciation on forward currency contracts (assets) and unrealized depreciation on forward currency contracts (liabilities). The net recognized asset (appreciation) or liability (depreciation) is shown in the Schedules of Investments as net unrealized appreciation (depreciation) on forward currency contracts.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party. Net realized gain (loss) and net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are included as distributable earnings on the Statements of Assets and Liabilities until the underlying assets or liabilities are settled in cash, at which time they are recorded as net realized gain (loss) on foreign currency transactions on the Statements of Operations.
Forward currency contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments and in the Statements of Assets and Liabilities as a component of distributable earnings. The Funds record realized gain (loss) when a forward currency contract is settled or closed and disclose such realized gain (loss) on the Statements of Operations as net realized gain (loss) on forward currency contracts.
Class and expense allocations—Each class of shares of the Funds has equal rights as to assets and earnings, except that shareholders of each class bear certain class-specific expenses related to marketing and distribution and shareholder servicing and communication. Income, other non-class-specific expense, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses that are not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.
Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. Ariel International Fund and Ariel Global Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, fund administration, fund accounting, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
Distributions to shareholders—Dividends from net investment income and net realized capital gains, if any, are declared and paid to shareholders at least annually and are recorded on ex-dividend date.
Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
NOTE Three | INVESTMENT TRANSACTIONS
Purchases and sales—Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended March 31, 2025 were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Purchases	$238,983,648	$117,087,399	$7,255,732	$78,510,394	$19,241,828
Sales	371,765,424	217,312,891	9,636,241	96,359,435	26,888,817

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

NOTE Four | INCOME TAX
It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. The Funds file U.S. federal income tax returns in addition to any state and local tax returns that may be required.
The cost and unrealized appreciation and depreciation of investments (including derivative instruments) on a federal income tax basis at March 31, 2025 were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$2,003,004,063	$628,043,367	$49,696,837	$191,708,141	$42,181,591
Gross unrealized appreciation	621,449,017	249,112,755	14,297,300	49,085,411	9,873,883
Gross unrealized depreciation	(218,878,503)	(42,705,560)	(2,160,408)	(8,063,148)	(2,035,008)
Net unrealized appreciation (depreciation)	$402,570,514	$206,407,195	$12,136,892	$41,022,263	$7,838,875
The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the deferral of losses due to wash sales and prior period partnership adjustments.
NOTE Five | INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH RELATED PARTIES
Management fees—The Adviser provides investment advisory and administrative services to Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund under a Management Agreement. The Adviser provides investment advisory services to Ariel International Fund and Ariel Global Fund under an Advisory Agreement (the Management Agreement and the Advisory Agreement, collectively, the “Agreements”). Pursuant to the Agreements, the Adviser is paid a monthly fee on average daily net assets at the annual rates shown below:

Management fees	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Average daily net assets:
First $500 million	0.65%	0.75%	0.65%	0.80%	0.80%
Next $500 million	0.60%	0.70%	0.60%	0.80%	0.80%
Over $1 billion	0.55%	0.65%	0.55%	0.75%	0.75%
The Adviser has contractually agreed to reimburse the Funds to the extent their respective total annual operating expenses (excluding brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceed certain limits as shown below:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
	Investor Class	Investor Class	Investor Class	Institutional Class
First $30 million	1.50%	1.50%	—	—
Over $30 million	1.00%	1.00%	—	—
On average daily net assets	—	—	1.00%	0.75%
Expiration of waivers*	—	—	2026	2026

	Ariel International Fund		Ariel Global Fund
	Investor Class	Institutional Class	Investor Class	Institutional Class
On average daily net assets	1.13%	0.88%	1.13%	0.88%
Expiration of waivers*	2026	2026	2026	2026
 * Through January 31, 2026. After this date, there is no assurance that such expenses will be limited. The Adviser has no right to recapture previously-waived fees.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

Distribution fees—Ariel Distributors, LLC is the Funds’ distributor and principal underwriter (the “Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act for the Investor Class of the Funds. Under the plan, the Investor Class of each Fund pays 12b-1 distribution fees calculated at an annual rate of 0.25% of average daily net assets on a weekly basis to the Distributor for its services. For the six months ended March 31, 2025, distribution fee expenses were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Paid to Distributor	$1,516,432	$981,543	$57,267	$23,611	$15,421
Paid to Broker/Dealers	$1,097,374	$666,768	$34,081	$17,103	$8,573
The remaining amounts were used by the Distributor to offset the costs of marketing, advertising, and other distribution expenses.
Trustees’ fees—Trustees’ fees and expenses represent only those expenses of disinterested (independent) trustees of the Funds.
NOTE Six | FORWARD CURRENCY CONTRACTS
Net realized gain (loss) and the change in net unrealized appreciation (depreciation) on forward currency contracts as reflected in the Statements of Operations as well as the volume of forward currency contracts measured by the number of trades during the year, and the average notional value of the forward currency contracts for the six months ended March 31, 2025 were:

	Ariel International Fund	Ariel Global Fund
Net Realized Gain (Loss) on Forward Currency Contracts	$(167,391)	$618,728
Change in Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts	$(1,110,775)	$(559,998)
Volume of Forward Currency Contracts	24	20
Average Notional Value of Forward Currency Contracts	$5,280,847	$1,199,506

Complete lists of forward currency contracts open as of March 31, 2025 are included in the Schedules of Investments for the respective Fund.
Rule 18f-4 under the 1940 Act requires, among other things, that funds deemed to be full derivatives users under the rule limit derivatives exposure through a value-at-risk test and requires such funds to adopt and implement a derivatives risk management program that is reasonably designed to manage derivatives risk. Accordingly,  the Ariel International Fund and Ariel Global Fund have adopted a derivatives risk management program that takes into account how each Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.
NOTE Seven | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the six months ended March 31, 2025 in securities of a company deemed to be an affiliated company of the Funds as of March 31, 2025:

Security name	Shares Held March 31, 2025	Market Value September 30, 2024	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value March 31, 2025	Dividend Income
Ariel Fund
Common Stocks - 3.56%
Consumer Discretionary - 1.29%
Leslie’s, Inc.(a)	42,381,257	$80,221,027	$31,535,420	—	—	$(80,585,032)	$31,171,415	—
Energy - 2.27%
Core Laboratories, Inc.	3,661,235	64,954,117	2,152,038	—	—	(12,224,242)	54,881,913	70,107
Total Common Stocks		$145,175,144	$33,687,458	$—	$—	$(92,809,274)	$86,053,328	$70,107

(a)	Non-income producing.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of March 31, 2025 (Unaudited)

NOTE Eight | LINE OF CREDIT
The Funds have a $125,000,000 Line of Credit (the “Line”), which is uncommitted, with Northern Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense on any amounts drawn (borrowed) under the Line. The interest rate charged on borrowing is equal to the Federal Funds Effective Rate plus 1.00%. As of March 31, 2025, there were no outstanding borrowings under the Line.
Borrowings on the Line for the six months ended March 31, 2025 are shown below:

Fund	Average daily borrowings	Number of days outstanding	Weighted average annualized interest rate
Ariel Fund	$10,815,818	3	5.33%
Ariel Focus Fund	334,274	4	5.33%
Ariel International Fund	1,783,106	19	5.57%
Ariel Global Fund	494,391	20	5.61%
NOTE Nine | ACCOUNTING PRONOUNCEMENT
During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (ASC Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the standard impacted financial statement disclosure only and did not affect the Funds’ financial positions or the results of operations for the period. Under ASU 2023-07, each Fund represents a single operating segment and therefore, a single reportable segment. The Chief Financial Officer of the Adviser serves as the chief operating decision maker (CODM). Each Fund’s income, expenses, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

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Important Supplemental Information

March 31, 2025 (Unaudited)

PROXY VOTING POLICIES, PROCEDURES AND RECORD
Both a description of the policies and procedures that the Funds’ investment adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available upon request by calling 800-292-7435. Such information for the Funds is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
SHAREHOLDER STATEMENTS AND REPORTS
The Funds attempt to reduce the volume of mail sent to shareholders by sending one copy of financial reports, prospectuses and other regulatory materials to two or more account holders who share the same address. We will send you a notice at least 60 days before sending only one copy of these documents if we have not received written consent from you previously. Should you wish to receive individual copies of materials, please contact us at 800-292-7435. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Funds file complete schedules of investments with the SEC for the quarters ended December 31 and June 30 of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Forms N-PORT are available on the SEC’s website at www.sec.gov.
All of the Funds’ quarterly reports contain a complete schedule of portfolio holdings. All quarterly reports are made available to shareholders on the Funds’ website at www.arielinvestments.com. Shareholders also may obtain copies of shareholder reports upon request by calling 800-292-7435, by writing to Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee,Wisconsin, 53201-0701, until June 29, 2025, or by writing to Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 219227, Kansas City, Missouri, 64121-9227, starting on June 30, 2025.

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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

As of March 31, 2025

None to report.

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Proxy Disclosures for Open-End Management Investment Companies

As of March 31, 2025

None to report.

SLOW AND STEADY WINS THE RACE

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

As of March 31, 2025

See amounts disclosed above in the Statements of Operations under "Trustees' Fees and Expenses".

SLOW AND STEADY WINS THE RACE

Statement Regarding Basis for Approval of Investment Advisory Contract

As of March 31, 2025

Each year the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” of the Adviser or the Funds (“Independent Trustees”), is required by the 1940 Act to determine whether to continue each Fund’s management and advisory agreements with the Adviser (together the “Agreements”). At a meeting held in November 2024, the Board, including all of the Independent Trustees, upon recommendation of the Board’s Management Contracts Committee (the “Committee”), determined that the continuation of the Agreements was in the best interest of each Fund and its shareholders, and approved the continuation of each Agreement.
The Committee, which is comprised entirely of Independent Trustees and includes all Independent Trustees, led the Board in its consideration of the Agreements. In evaluating the Agreements with respect to each Fund, both the Committee and the Board held meetings in November 2024 to review and evaluate materials provided by the Adviser in response to questions submitted by the Independent Trustees and counsel that is independent of the Adviser (“Independent Counsel”). At its meetings, the Committee received presentations from members of management of the Adviser and from the portfolio manager(s) of each Fund. In addition, the Committee members received a memorandum from Independent Counsel describing the factors they should consider in performing their review, a supplemental report (the “Broadridge Report”) prepared by Broadridge, an independent provider of investment company data, and additional written material and presentations from the Adviser. During the meetings, the Committee was advised by, and met in executive session with, Independent Counsel. In connection with its deliberations, the Committee also considered a broad range of information relevant to the Board’s annual review of the Agreements that is provided to the Board and its various standing committees at meetings throughout the year, including investment performance reports and related portfolio information for each Fund, as well as periodic reports on, among other matters, pricing and valuation; brokerage and execution; compliance; and shareholder and other services provided by the Adviser, its affiliates, and the Funds’ other service providers.
Nature, Extent and Quality of Services. The Committee considered the Adviser’s specific responsibilities in the day-to-day management of the Funds, also taking into account information received at quarterly Board meetings related to the services rendered by the Adviser and the Independent Trustees’ knowledge of the Adviser’s operations. In addition, the Committee considered the Adviser’s historical approach in managing the Funds; the consistency of the Adviser’s investment approach; the background, education and experience of the Adviser’s investment personnel; the nature and quality of the Adviser’s services, including, among other things, compliance matters such as the Funds’ Liquidity Risk Management Program, trading practices, broker approval and selection, shareholder communications, Fund marketing and distribution strategies, information technology, and cybersecurity protections; and the Adviser’s commitment to diversity and civic affairs. The Committee also considered whether each Fund had operated within its investment objectives and each Fund’s record of compliance with its investment restrictions and other regulatory requirements. The Committee also considered information regarding the structure of the Adviser’s compensation program for portfolio managers and certain other employees, including with respect to the Adviser’s ability to attract and retain quality personnel. The Committee also considered the personal investments made by the Adviser’s personnel in the Funds, which aligns the interests of the Adviser and its personnel with those of the Funds’ shareholders.
Investment Performance. The Committee discussed with the Adviser’s portfolio managers factors that contributed to each Fund’s comparative performance as measured against its Broadridge Peer Group (as defined below). The Committee considered the investment performance of both the Investor and Institutional Classes of each Fund over time, including information provided in the Broadridge Report, comparing each Fund’s performance with that of comparable funds selected by Broadridge (the “Peer Group” or “Broadridge Peer Group”) as well as an analysis of Fund performance as compared to the performance of its benchmark over specific historical periods. For each period, the Broadridge report ranks each fund with the highest investment performance at the top, the fund with the lowest investment performance at the bottom and separates the Peer Group into five levels that each contain 20% of the universe (“quintiles”), with the top 20% being the first quintile and the bottom 20% being the fifth quintile. Where applicable, the Committee considered the one-, two-, three-, four-, five-, and ten-year periods for the fiscal year ended September 30, 2024. In the case of those Funds that underperformed their Broadridge Peer Group in one or more periods, the Committee discussed with the Adviser factors that caused such underperformance; considered the Adviser’s long-term investment process; and noted that in most instances the long-term track records supported the investment philosophy that, over time, consistent implementation of the investment approach should result in positive performance, but also would involve periods of underperformance. Further, the Committee observed that the Funds performed in line with expectations in light of the market environment during each period, given each Fund’s respective investment objective and investment strategy.
Fees and Expenses. The Committee considered comparative fee and expense information for each Fund’s Expense Group, as selected and analyzed in the Broadridge Report, which ranks funds with the lowest fee at the top, the funds with the highest fee at the bottom and separates the Expense Group into five levels that each contain 20% of the universe (“quintiles”), with the top being the first quintile and the bottom being the fifth quintile. The Committee also considered the historical expenses with respect to economies of scale realized by the Adviser and whether such benefits were being passed on to shareholders, such as through the use of breakpoints in the Adviser’s management fees. The Committee considered the impact of the Rule 12b-1 distribution services (“12b-1”) fees on the total expense ratio of the Investor Class of shares for all Funds and the resulting negative impact

SLOW AND STEADY WINS THE RACE

Statement Regarding Basis for Approval of Investment Advisory Contract

As of March 31, 2025

on the Funds’ Investor Class total expense ratio when compared to funds in their respective Broadridge Expense Groups that do not impose 12b-1 fees. The Committee observed that the Peer Group comparisons for the Funds’ Institutional Class shares were more illustrative since the Institutional Class does not charge 12b-1 fees.
The Committee considered the fees charged and services provided by Ariel to other types of clients and the rationale for any differences between those fees. The Committee also considered the revenue sharing payments made by the Adviser.
The Committee considered the following with respect to the investment performance and fees and expenses of each Fund for the fiscal year ended September 30, 2024:
Ariel Fund. The performance for Ariel Fund (both share classes) ranked in the second quintile for the one-year period, the second quintile for the five-year period and the third quintile for the ten-year period as compared to its Broadridge Peer Group.
The actual management fees for Ariel Fund (both share classes) ranked in the first quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Fund’s Investor Class ranked in the fourth quintile, and the Fund’s Institutional Class ranked in the first quintile as compared to its Broadridge Expense Group.
Ariel Appreciation Fund. The performance for Ariel Appreciation Fund’s Investor Class ranked in the fifth quintile for the one-year, the five-year and the ten-year periods as compared to its Broadridge Peer Group. The performance for Ariel Appreciation Fund’s Institutional Class ranked in the fifth quintile for the one-year period and the fourth quintile for the five-year and the ten-year periods as compared to its Broadridge Peer Group.
The actual management fees for Ariel Appreciation Fund (both share classes) ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Appreciation Fund (both share classes) ranked in the fourth quintile as compared to its Broadridge Expense Group.
Ariel Focus Fund. The performance for Ariel Focus Fund’s Investor Class ranked in the third quintile for the one-year period and the fifth quintile for the five-year and the ten-year periods as compared to its Broadridge Peer Group. The performance for Ariel Focus Fund’s Institutional Class ranked in the second quintile for the one-year period, the fourth quintile for the five-year period, and the fifth quintile for the ten-year period as compared to its Broadridge Peer Group.
Ariel Focus Fund had fee reimbursements and expense limitations in place which resulted in reduced fees and/or expenses. The actual management fees for Ariel Focus Fund (both share classes) ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Focus Fund’s Investor Class ranked in the third quintile as compared to its Broadridge Expense Group and the total expenses for the Ariel Focus Fund Institutional Class ranked in the first quintile as compared to its Broadridge Expense Group.
Ariel International Fund. The performance for Ariel International Fund (both share classes) ranked in the fifth quintile for the one-year, the five-year period and the ten-year period as compared to its Broadridge Peer Group.
Ariel International Fund had fee reimbursements and expense limitations in place which resulted in reduced fees and/or expenses. The actual management fees for Ariel International Fund’s Investor Class ranked in the first quintile and the Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel International Fund’s Investor Class ranked in the fourth quintile and the Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group.
Ariel Global Fund. The performance for Ariel Global Fund (both share classes) ranked in the fifth quintile for the one-year period and the fourth quintile for the five-year and ten-year periods as compared to its Broadridge Peer Group.
Ariel Global Fund had fee reimbursements and expense limitations in place, which resulted in reduced fees and/or expenses. The actual management fees for Ariel Global Fund’s Investor Class ranked in the second quintile and the Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Global Fund’s Investor Class ranked in the fourth quintile and the Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group.
Profitability and Economies of Scale. The Committee considered the profitability to the Adviser from its relationship with each Fund, including the methodology by which that profitability analysis was calculated. The Committee also considered the fee reimbursements and expense limitations in place for Ariel Focus Fund, Ariel International Fund, and Ariel Global Fund. The Committee considered the extent to which economies of scale may be realized as Funds increase in size and that the management fee schedule for each Fund contains breakpoints at different levels. The Committee considered the effective advisory fee rates for the Funds and whether the advisory fee schedules provide an appropriate sharing between the Funds and

SLOW AND STEADY WINS THE RACE

Statement Regarding Basis for Approval of Investment Advisory Contract

As of March 31, 2025

the Adviser of such economies of scale as may exist under the Agreements. The Committee considered information about the Funds’ soft dollar arrangements that benefit the Adviser, as well as the Adviser’s brokerage and trading practices. The Committee also considered ancillary benefits, including whether the Funds benefited from Mr. Rogers’ and Ms. Hobson’s high media profiles.
Approval. After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreements, the Board, including all of the Independent Trustees, concluded that continuation of each Fund’s Agreement was in the best interests of each Fund and its respective shareholders, and the Board approved the continuation of each Agreement. In reaching this determination, the Board considered that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and consistent with the Fund’s Agreement; the Adviser’s commitment to its stated investment strategy and identified circle of competency, and its calm, reasoned and long-term approach to investing; that the management fees paid by each Fund were reasonable in light of the services provided; that the breakpoints in the fee schedule for each Fund have the potential to allow shareholders to benefit from economies of scale; that the profitability associated with the Adviser’s relationship with the Trust was within a reasonable range and was neither excessive nor so low that the Adviser could not be expected to continue to service the Funds effectively; and that the benefits accruing to the Adviser by virtue of its relationship with the Funds were reasonable in light of the costs of providing the investment management services and the benefits accruing to each Fund. The Board’s determinations were based upon a comprehensive consideration of all information provided to it, including both quantitative measures and qualitative factors, and were not the result of any single factor.

SLOW AND STEADY WINS THE RACE

Ariel Investment Trust
Until June 29, 2025:
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Starting on June 30, 2025:
c/o U.S. Bank Global Fund Services
P.O. Box 219227
Kansas City, MO 64121-9227
800.292.7435
• arielinvestments.com
• linkedin.com/company/ariel-investments
• instagram.com/arielinvestments
• x.com/arielinvests

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics – Not applicable for the reporting period.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 - Not applicable.

(a)(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Files as an attachment to this filing.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 - Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: May 27, 2025

By:	/s/ Adam Nelson
Adam Nelson
Vice President and Treasurer
(Principal Financial Officer)

Date: May 27, 2025